Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,977,095
Previously Paid Amount	0
Total Fee Amount	1,527.49
Total Offset Amount	0
Net Fee	$ 1,527.49